Portfolio of investments—May 31, 2023 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 1.16%
FHLMC Series 4889 Class CD	3.00%	4-15-2049	$587,189	$533,655
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	3.38	6-1-2032	255	251
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	4.06	10-1-2038	242,219	236,217
FHLMC (1 Year Treasury Constant Maturity +2.23%)±	4.07	3-1-2035	268,693	272,343
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	4.18	11-1-2035	551,339	561,000
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	4.38	4-1-2038	217,437	217,715
FHLMC Series 2704 Class BH	4.50	11-15-2023	6,221	6,189
FHLMC	4.50	6-1-2024	63,429	62,937
FHLMC	4.50	9-1-2026	126,617	125,682
FHLMC (1 Year Treasury Constant Maturity +2.21%)±	4.62	5-1-2035	71,431	70,817
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	4.63	9-1-2038	485,034	484,695
FHLMC (1 Year Treasury Constant Maturity +2.25%)±	5.25	4-1-2032	25,721	25,411
FHLMC	5.50	12-1-2023	4,023	4,011
FHLMC Series 3924 Class MF (1 Month LIBOR +0.50%)±	5.61	9-15-2041	521,632	508,612
FHLMC Series 4938 Class BF (1 Month LIBOR +0.50%)±	5.64	12-25-2049	2,890,659	2,730,941
FHLMC	6.00	1-1-2024	712	710
FHLMC	7.00	6-1-2031	143,225	145,036
FHLMC Multifamily Structured Pass-Through Certificates Series Q004 Class AFL (12 Month Treasury Average +0.74%)±	4.72	5-25-2044	899,725	899,744
FHLMC Structured Pass-Through Certificates Series T-42 Class A6	9.50	2-25-2042	382,488	423,138
FNMA Series 2014-19 Class HA	2.00	6-25-2040	144,360	135,926
FNMA (1 Year Treasury Constant Maturity +2.22%)±	3.34	6-1-2032	52,533	52,018
FNMA (1 Year Treasury Constant Maturity +2.22%)±	3.35	6-1-2034	331,701	330,343
FNMA Series 2010-25 Class ND	3.50	3-25-2025	4	4
FNMA (6 Month LIBOR +1.50%)±	3.90	9-1-2037	168,579	168,310
FNMA Series 2003-W3 Class 1A4±±	4.01	8-25-2042	16,952	15,649
FNMA Series 2013-23 Class LF (1 Month LIBOR +0.35%)±	4.06	3-25-2043	2,539,689	2,462,880
FNMA Series 2002-W4 Class A6±±	4.09	5-25-2042	304,645	291,260
FNMA (1 Year Treasury Constant Maturity +2.02%)±	4.10	12-1-2034	111,078	112,470
FNMA (12 Month LIBOR +1.77%)±	4.12	7-1-2044	724,226	735,758
FNMA (1 Year Treasury Constant Maturity +2.31%)±	4.21	5-1-2036	179,099	179,749
FNMA (1 Year Treasury Constant Maturity +2.21%)±	4.23	9-1-2035	127,521	127,579
FNMA (1 Year Treasury Constant Maturity +2.23%)±	4.26	11-1-2038	270,890	275,357
FNMA (1 Year Treasury Constant Maturity +2.20%)±	4.26	12-1-2040	1,145,880	1,163,133
FNMA (1 Year Treasury Constant Maturity +2.19%)±	4.32	11-1-2031	30,927	30,319
FNMA (1 Year Treasury Constant Maturity +2.26%)±	4.38	11-1-2035	37,287	36,502
FNMA (1 Year Treasury Constant Maturity +2.27%)±	4.39	8-1-2036	626,593	636,684
FNMA (1 Year Treasury Constant Maturity +2.24%)±	4.40	7-1-2038	987,781	1,004,520
FNMA (1 Year Treasury Constant Maturity +2.36%)±	4.42	11-1-2034	300,285	306,613
FNMA	4.50	1-1-2027	227,897	225,920
FNMA (1 Year Treasury Constant Maturity +2.20%)±	4.51	10-1-2034	2,877	2,918
FNMA (1 Year Treasury Constant Maturity +2.24%)±	4.58	12-1-2040	81,909	80,407
FNMA	5.00	6-1-2024	37,205	37,109
FNMA Series 2007-W2 Class 1A1 (1 Month LIBOR +0.32%)±	5.34	3-25-2037	185,387	180,385
FNMA Series 2010-37 Class A1	5.41	5-25-2035	350,133	346,046
FNMA Series 2003-W11 Class A1±±	5.45	6-25-2033	9,425	9,528
FNMA (12 Month Treasury Average +2.05%)±	5.55	8-1-2045	151,823	149,006
FNMA	6.50	8-1-2031	181,623	189,310
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 1

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Agency securities (continued)
FNMA (6 Month LIBOR +1.38%)±	6.50%	10-1-2031	$34,139	$34,179
FNMA Series 2002-T1 Class A4	9.50	11-25-2031	271,349	297,279
FNMA Series 2000-T6 Class A2	9.50	11-25-2040	168,059	170,673
FNMA Series 2001-T12 Class A3	9.50	8-25-2041	225,396	239,892
FNMA Series 2001-T10 Class A3	9.50	12-25-2041	252,734	264,981
GNMA	7.00	6-15-2033	214,168	227,081
Total agency securities (Cost $18,165,678)				17,828,892
Asset-backed securities: 26.52%
ACRES Commercial Realty Ltd. Series 2021-FL2 Class A (1 Month LIBOR +1.40%)144A±	6.51	1-15-2037	4,000,000	3,875,085
American Credit Acceptance Receivables Trust Series 2021-1 Class C144A	0.83	3-15-2027	3,686,408	3,642,545
American Credit Acceptance Receivables Trust Series 2019-4 Class D144A	2.97	12-12-2025	3,017,583	2,998,478
AMMC CLO XIV Ltd. Series 2014-14A Class A1R2 (3 Month LIBOR +1.02%)144A±	6.28	7-25-2029	3,337,447	3,314,522
Aqua Finance Trust Series 2021-A Class A144A	1.54	7-17-2046	1,869,327	1,664,218
BHG Securitization Trust Series 2021-A Class A144A	1.42	11-17-2033	2,288,223	2,138,399
Black Diamond CLO Ltd. Series 2017-1A Class A1AR (3 Month LIBOR +1.05%)144A±	6.32	4-24-2029	469,174	465,678
BRAVO Residential Funding Trust Series 2021-HE2 Class A1 (30 Day Average U.S. SOFR +0.75%)144A±	5.72	11-25-2069	5,758,142	5,633,613
Carlyle C17 CLO Ltd. Series C17A Class A1AR (3 Month LIBOR +1.03%)144A±	6.33	4-30-2031	3,000,000	2,965,500
Carlyle Global Market Strategies CLO Ltd. Series 2015-1A Class AR3 (3 Month LIBOR +0.98%)144A±	6.23	7-20-2031	10,744,627	10,588,787
Carvana Auto Receivables Trust Series 2019-4A Class D144A	3.07	7-15-2025	5,774,432	5,710,712
CCG Receivables Trust Series 2022-1 Class A2144A	3.91	7-16-2029	4,010,231	3,936,255
CFMT LLC Series 2021-EBO1 Class A144A±±	0.98	11-25-2050	3,714,015	3,387,885
CFMT LLC Series 2021-AL1 Class B144A	1.39	9-22-2031	6,045,574	5,798,757
CIFC Funding Ltd. Series 2018-1A Class A (3 Month LIBOR +1.00%)144A±	6.26	4-18-2031	1,750,000	1,726,172
Commonbond Student Loan Trust Series 2018-BGS Class A1144A	3.56	9-25-2045	2,245,480	2,109,993
Credit Acceptance Auto Loan Trust Series 2020-3A Class A144A	1.24	10-15-2029	1,446,446	1,431,181
Domino’s Pizza Master Issuer LLC Series 2015-1A Class A2II144A	4.47	10-25-2045	15,895,000	15,278,306
Dryden 30 Senior Loan Fund Series 2013-30A Class AR (3 Month LIBOR +0.82%)144A±	6.14	11-15-2028	3,962,156	3,931,225
Dryden 80 CLO Ltd. Series 2019-80A Class AR (U.S. SOFR 3 Month +1.25%)144A±	6.24	1-17-2033	11,000,000	10,825,087
DT Auto Owner Trust Series 2019-4A Class D144A	2.85	7-15-2025	4,570,792	4,510,147
ECMC Group Student Loan Trust Series 2020-2A Class A (1 Month LIBOR +1.15%)144A±	6.29	11-25-2069	4,638,663	4,564,270
Enterprise Fleet Funding LLC Series 2021-1 Class A2144A	0.44	12-21-2026	3,028,303	2,955,776
EquiFirst Mortgage Loan Trust Series 2003-2 Class 3A3 (1 Month LIBOR +1.13%)±	6.23	9-25-2033	151,194	147,791
Exeter Automobile Receivables Trust Series 2021-3A Class C	0.96	10-15-2026	8,418,000	8,087,940
Exeter Automobile Receivables Trust Series 2020-1A Class D144A	2.73	12-15-2025	4,092,851	3,998,098
See accompanying notes to portfolio of investments
2 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
Flagship Credit Auto Trust Series 2018-3 Class D144A	4.15%	12-16-2024	$1,714,217	$1,704,274
GLS Auto Receivables Issuer Trust Series 2020-1A Class C144A	2.72	11-17-2025	5,822,224	5,740,857
GLS Auto Receivables Issuer Trust Series 2019-3A Class C144A	2.96	5-15-2025	1,229,503	1,219,141
Gracie Point International Funding Series 2022-1A Class A (30 Day Average U.S. SOFR +2.25%)144A±	7.28	4-1-2024	10,992,944	10,971,233
Hertz Vehicle Financing LLC Series 2021-1A Class A144A	1.21	12-26-2025	11,325,000	10,567,456
HGI CRE CLO Ltd. Series 2021-FL2 Class A (1 Month LIBOR +1.00%)144A±	6.11	9-17-2036	7,198,900	6,945,333
Marlette Funding Trust Series 2021-1A Class B144A	1.00	6-16-2031	674,073	671,599
Mercury Financial Credit Card Master Trust Series 2022-1A Class A144A	2.50	9-21-2026	20,000,000	18,857,774
MF1 Ltd. Series 2021-FL7 Class A (1 Month LIBOR +1.08%)144A±	6.19	10-16-2036	12,000,000	11,647,500
MF1 Ltd. Series 2022-FL8 Class A (30 Day Average U.S. SOFR +1.35%)144A±	6.27	2-19-2037	13,025,000	12,688,831
MF1 Multifamily Housing Mortgage Loan Trust Series 2021-FL5 Class A (U.S. SOFR 1 Month +0.96%)144A±	6.03	7-15-2036	6,225,623	6,093,329
Navient Private Education Refinance Loan Trust Series 2021-EA Class A144A	0.97	12-16-2069	6,875,580	5,867,620
Navient Private Education Refinance Loan Trust Series 2018-CA Class A2144A	3.52	6-16-2042	323,040	316,746
Navient Student Loan Trust Series 2017-3A Class A3 (1 Month LIBOR +1.05%)144A±	6.19	7-26-2066	5,372,613	5,307,360
Octagon Investment Partners 30 Ltd. Series 2017-1A Class A1R (3 Month LIBOR +1.00%)144A±	6.25	3-17-2030	10,937,304	10,784,182
Octane Receivables Trust Series 2021-1A Class A144A	0.93	3-22-2027	4,484,665	4,347,473
Octane Receivables Trust Series 2020-1A Class A144A	1.71	2-20-2025	395,866	393,674
OnDeck Asset Securitization Trust III LLC Series 2021-1A Class A144A	1.59	5-17-2027	8,500,000	7,993,631
OneMain Direct Auto Receivables Trust Series 2021-1A Class A144A	0.87	7-14-2028	11,760,000	11,051,917
OneMain Financial Issuance Trust Series 2020-1A Class A144A	3.84	5-14-2032	4,146,139	4,122,049
OSCAR U.S. Funding Trust IX LLC Series 2018-2A Class A4144A	3.63	9-10-2025	146,250	145,867
Pagaya AI Debt Selection Trust Series 2021-1 Class A144A	1.18	11-15-2027	1,354,185	1,348,474
Palmer Square CLO Ltd. Series 2013-2A Class A1A3 (3 Month LIBOR +1.00%)144A±	6.26	10-17-2031	17,785,000	17,537,464
PFS Financing Corp. Series 2021-A Class A144A	0.71	4-15-2026	9,340,000	8,915,236
PFS Financing Corp. Series 2020-E Class A144A	1.00	10-15-2025	15,000,000	14,719,901
Santander Drive Auto Receivables Trust Series 2020-4 Class D	1.48	1-15-2027	21,370,000	20,548,450
SLM Private Credit Student Loan Trust Series 2004-B Class A3 (3 Month LIBOR +0.33%)±	5.20	3-15-2024	936,414	935,462
SLM Student Loan Trust Series 2003-10A Class A4 (3 Month LIBOR +0.67%)144A±	5.54	12-17-2068	15,273,055	14,779,462
SLM Student Loan Trust Series 2013-1 Class A3 (1 Month LIBOR +0.55%)±	5.69	5-26-2055	3,242,063	3,141,421
SoFi Consumer Loan Program Trust Series 2021-1 Class A144A	0.49	9-25-2030	457,559	450,344
SoFi Professional Loan Program LLC Series 2017-A Class A1 (1 Month LIBOR +0.70%)144A±	5.84	3-26-2040	102,579	102,497
Sound Point CLO VIII-R Ltd. Series 2015-1RA Class AR (3 Month LIBOR +1.08%)144A±	6.34	4-15-2030	9,289,240	9,127,096
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 3

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Asset-backed securities (continued)
SpringCastle America Funding LLC Series 2020-AA Class A144A	1.97%	9-25-2037	$2,518,921	$2,256,264
Taco Bell Funding LLC Series 2016-1A Class A23144A	4.97	5-25-2046	6,443,700	6,253,933
TCI-Symphony CLO Ltd. Series 2016-1A Class AR2 (3 Month LIBOR +1.02%)144A±	6.26	10-13-2032	7,685,000	7,540,906
THL Credit Wind River CLO Ltd. Series 2013-2A Class AR2 (3 Month LIBOR +1.00%)144A±	6.26	10-18-2030	14,043,050	13,893,086
Towd Point Asset Trust Series 2018-SL1 Class A (1 Month LIBOR +0.60%)144A±	5.74	1-25-2046	639,361	635,663
TRTX Issuer Ltd. Series 2022-FL5 Class A (30 Day Average U.S. SOFR +1.65%)144A±	6.56	2-15-2039	15,000,000	14,512,500
Voya CLO Ltd. Series 2017-1A Class A1R (3 Month LIBOR +0.95%)144A±	6.21	4-17-2030	7,028,749	6,935,267
Zais CLO Ltd. Series 2020-14A Class A1AR (3 Month LIBOR +1.20%)144A±	6.46	4-15-2032	10,739,378	10,572,148
Total asset-backed securities (Cost $421,163,252)				407,329,840
Corporate bonds and notes: 29.12%
Basic materials: 0.37%
Chemicals: 0.37%
Celanese U.S. Holdings LLC	6.05	3-15-2025	5,600,000	5,622,647
Communications: 0.21%
Telecommunications: 0.21%
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC144A	4.74	3-20-2025	3,338,500	3,305,419
Consumer, cyclical: 5.45%
Airlines: 0.79%
Delta Air Lines Pass-Through Trust Series 2015-1 Class B	4.25	1-30-2025	3,586,750	3,565,304
Delta Air Lines, Inc./SkyMiles IP Ltd.144A	4.50	10-20-2025	8,333,326	8,173,541
U.S. Airways Pass-Through Trust Series 2013-1 Class A	3.95	5-15-2027	359,640	335,480
				12,074,325
Apparel: 0.79%
Michael Kors USA, Inc.144A	4.25	11-1-2024	12,574,000	12,149,627
Auto manufacturers: 2.94%
Daimler Truck Finance North America LLC144A	1.13	12-14-2023	10,780,000	10,517,325
Daimler Truck Finance North America LLC144A	5.15	1-16-2026	7,800,000	7,802,865
Ford Motor Credit Co. LLC	2.30	2-10-2025	8,000,000	7,467,070
General Motors Financial Co., Inc.	5.40	4-6-2026	5,000,000	4,977,823
Hyundai Capital America144A	0.80	1-8-2024	10,000,000	9,698,940
Hyundai Capital America144A	1.25	9-18-2023	4,750,000	4,682,977
				45,147,000
Lodging: 0.93%
Las Vegas Sands Corp.	3.20	8-8-2024	14,845,000	14,317,029
See accompanying notes to portfolio of investments
4 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Consumer, non-cyclical: 1.14%
Agriculture: 0.45%
Philip Morris International, Inc.	4.88%	2-13-2026	$7,000,000	$6,986,022
Pharmaceuticals: 0.69%
Bayer U.S. Finance II LLC144A	3.88	12-15-2023	10,700,000	10,587,079
Energy: 1.87%
Oil & gas: 0.98%
Occidental Petroleum Corp.	5.88	9-1-2025	10,000,000	10,002,500
Ovintiv, Inc.	5.65	5-15-2025	5,000,000	4,992,430
				14,994,930
Pipelines: 0.89%
Energy Transfer LP Series 5Y	4.20	9-15-2023	4,866,000	4,840,832
Plains All American Pipeline LP/PAA Finance Corp.	3.85	10-15-2023	8,971,000	8,888,398
				13,729,230
Financial: 14.73%
Banks: 6.44%
Bank of America Corp. (U.S. SOFR +0.73%)±	0.81	10-24-2024	12,000,000	11,761,440
Bank of America Corp. (U.S. SOFR +0.65%)±	1.53	12-6-2025	4,500,000	4,218,063
Bank of America Corp. (U.S. SOFR +0.67%)±	1.84	2-4-2025	8,000,000	7,778,532
Bank of America Corp. (U.S. SOFR 3 Month +0.94%)±	3.86	7-23-2024	4,894,000	4,878,988
Citigroup, Inc. (U.S. SOFR +0.69%)±	0.78	10-30-2024	8,000,000	7,827,859
Citigroup, Inc. (U.S. SOFR +0.67%)±	0.98	5-1-2025	2,000,000	1,907,849
Goldman Sachs Group, Inc. (U.S. SOFR +0.49%)±	0.93	10-21-2024	8,000,000	7,837,811
JPMorgan Chase & Co. (U.S. SOFR +0.49%)±	0.77	8-9-2025	6,000,000	5,646,166
JPMorgan Chase & Co. (U.S. SOFR 3 Month +0.54%)±	0.82	6-1-2025	6,280,000	5,966,240
JPMorgan Chase & Co. (U.S. SOFR 3 Month +1.46%)±	1.51	6-1-2024	7,250,000	7,250,000
JPMorgan Chase & Co. (U.S. SOFR +0.92%)±	6.01	2-24-2026	5,000,000	5,004,140
Morgan Stanley (U.S. SOFR +0.56%)±	1.16	10-21-2025	8,000,000	7,471,183
Morgan Stanley (U.S. SOFR +1.16%)±	3.62	4-17-2025	10,000,000	9,797,509
National Securities Clearing Corp.	5.15	5-30-2025	4,000,000	4,008,967
Santander Holdings USA, Inc. (U.S. SOFR +1.38%)±	4.26	6-9-2025	7,900,000	7,576,454
				98,931,201
Diversified financial services: 0.16%
Navient Corp.	7.25	9-25-2023	2,400,000	2,394,662
Insurance: 6.64%
Allied World Assurance Co. Holdings Ltd.	4.35	10-29-2025	4,700,000	4,509,069
Athene Global Funding144A	0.91	8-19-2024	5,000,000	4,667,367
Athene Global Funding144A	1.20	10-13-2023	5,000,000	4,897,660
Brighthouse Financial Global Funding144A	0.60	6-28-2023	6,595,000	6,554,981
Brighthouse Financial Global Funding144A	1.75	1-13-2025	11,340,000	10,615,125
Equitable Financial Life Global Funding144A	5.50	12-2-2025	10,615,000	10,621,009
GA Global Funding Trust144A	1.00	4-8-2024	20,775,000	19,612,289
Jackson Financial, Inc.	1.13	11-22-2023	5,725,000	5,607,830
Met Tower Global Funding144A	0.70	4-5-2024	12,000,000	11,533,102
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 5

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Insurance (continued)
Principal Life Global Funding II144A	1.38%	1-10-2025	$13,000,000	$12,174,201
Protective Life Global Funding144A	0.47	1-12-2024	10,000,000	9,681,270
Security Benefit Global Funding144A	1.25	5-17-2024	1,665,000	1,581,641
				102,055,544
REITS: 1.49%
Camden Property Trust	4.88	6-15-2023	3,000,000	2,998,584
Piedmont Operating Partnership LP	4.45	3-15-2024	10,235,000	9,781,423
WEA Finance LLC/Westfield U.K. & Europe Finance PLC144A	3.75	9-17-2024	10,766,000	10,166,532
				22,946,539
Industrial: 1.31%
Aerospace/defense: 0.32%
Boeing Co.	1.43	2-4-2024	5,000,000	4,850,271
Hand/machine tools: 0.34%
Regal Rexnord Corp.144A	6.05	2-15-2026	5,255,000	5,266,415
Trucking & leasing: 0.65%
DAE Funding LLC144A	1.55	8-1-2024	5,250,000	4,967,635
Penske Truck Leasing Co. LP/PTL Finance Corp.144A	5.75	5-24-2026	5,000,000	4,989,008
				9,956,643
Technology: 0.72%
Computers: 0.18%
Western Digital Corp.	4.75	2-15-2026	3,000,000	2,858,487
Semiconductors: 0.54%
Marvell Technology, Inc.	4.20	6-22-2023	2,800,000	2,797,537
Microchip Technology, Inc.	2.67	9-1-2023	3,475,000	3,445,186
Skyworks Solutions, Inc.	0.90	6-1-2023	2,000,000	2,000,000
				8,242,723
Utilities: 3.32%
Electric: 3.32%
Alexander Funding Trust144A	1.84	11-15-2023	12,265,000	11,982,897
American Electric Power Co., Inc. Series M	0.75	11-1-2023	7,000,000	6,859,007
CenterPoint Energy, Inc. (U.S. SOFR +0.65%)±	5.74	5-13-2024	3,787,698	3,777,311
Entergy Louisiana LLC	0.62	11-17-2023	6,045,000	5,905,617
NextEra Energy Capital Holdings, Inc.	6.05	3-1-2025	6,250,000	6,319,113
NextEra Energy Operating Partners LP144A	4.25	7-15-2024	2,030,000	1,991,735
Oncor Electric Delivery Co. LLC	2.95	4-1-2025	5,105,000	4,914,339
Vistra Operations Co. LLC144A	3.55	7-15-2024	9,500,000	9,194,878
				50,944,897
Total corporate bonds and notes (Cost $461,354,638)				447,360,690
See accompanying notes to portfolio of investments
6 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Shares	Value
Investment companies: 2.47%
Exchange-traded funds: 2.47%
iShares 0-5 Year High Yield Corporate Bond ETF	314,900	$12,910,900
SPDR Portfolio Short Term Corporate Bond ETF	847,800	25,027,056
Total investment companies (Cost $39,934,659)		37,937,956

	Interest rate	Maturity date	Principal
Municipal obligations: 0.12%
Indiana: 0.12%
Education revenue: 0.12%
Indiana Secondary Market for Education Loans, Inc. (1 Month LIBOR +0.80%)±	5.65%	2-25-2044	$1,893,637	1,899,654
Total municipal obligations (Cost $1,876,853)				1,899,654
Non-agency mortgage-backed securities: 13.52%
Angel Oak Mortgage Trust Series 2020-4 Class A1144A±±	1.47	6-25-2065	832,387	758,931
Angel Oak Mortgage Trust Series 2020-R1 Class A1144A±±	0.99	4-25-2053	2,353,343	2,124,157
Angel Oak Mortgage Trust Series 2020-5 Class A2144A±±	1.58	5-25-2065	592,160	543,567
Angel Oak Mortgage Trust I LLC Series 2019-4 Class A1144A±±	2.99	7-26-2049	992	988
BRAVO Residential Funding Trust Series 2020-RPL1 Class A1144A±±	2.50	5-26-2059	891,787	842,573
Bunker Hill Loan Depositary Trust Series 2019-2 Class A1144A	2.88	7-25-2049	1,185,245	1,104,445
Cascade Funding Mortgage Trust Series 2018-RM2 Class A144A±±	4.00	10-25-2068	461,392	445,384
CFMT LLC Series 2021-HB7 Class A144A±±	1.15	10-27-2031	3,428,879	3,208,302
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 1A1±±	3.25	6-19-2031	83,860	80,973
CHL Mortgage Pass-Through Trust Series 2001-HYB1 Class 2A1±±	4.01	6-19-2031	52,606	50,828
CHNGE Mortgage Trust Series 2022-2 Class A1144A±±	3.76	3-25-2067	12,682,373	11,870,284
Citigroup Global Markets Mortgage Securities VII, Inc. Series 1990-2 Class A±±	0.59	11-25-2020	72,473	72,164
COLT Mortgage Loan Trust Series 2020-2 Class A1144A±±	1.85	3-25-2065	161,726	159,741
COLT Mortgage Loan Trust Series 2021-HX1 Class A1144A±±	1.11	10-25-2066	11,147,061	9,035,070
COLT Pass-Through Certificates Series 2021-1R Class A1144A±±	0.86	5-25-2065	2,550,197	2,126,918
COMM Mortgage Trust Series 2014-CR16 Class ASB	3.65	4-10-2047	427,854	424,274
COMM Mortgage Trust Series 2014-UBS5 Class A2	3.03	9-10-2047	113,748	110,890
Credit Suisse Mortgage Capital Certificates Series 2020-SPT1 Class A1144A	1.62	4-25-2065	489,787	480,127
CSAIL Commercial Mortgage Trust Series 2018-CX12 Class A2	4.14	8-15-2051	745,745	743,035
CSMC Trust Series 2022-NQM1 Class A1144A±±	2.27	11-25-2066	6,296,744	5,414,612
CSMC Trust Series 2020-AFC1 Class A3144A±±	2.51	2-25-2050	1,496,756	1,376,927
CSMC Trust Series 2021-NQM2 Class A1144A±±	1.18	2-25-2066	4,181,771	3,519,587
DBWF Mortgage Trust Series 2018-GLKS Class A (1 Month LIBOR +1.13%)144A±	6.26	12-19-2030	635,000	625,146
Ellington Financial Mortgage Trust Series 2020-1 Class A1144A±±	2.01	5-25-2065	294,198	280,209
Ellington Financial Mortgage Trust Series 2021-1 Class A1144A±±	0.80	2-25-2066	662,009	554,668
GCAT Trust Series 2022-HX1 Class A1144A±±	2.89	12-27-2066	14,858,946	13,222,455
GS Mortgage Securities Trust Series 2013-GC16 Class AAB	3.81	11-10-2046	123,030	122,689
GS Mortgage Securities Trust Series 2014-GC22 Class A3	3.52	6-10-2047	1,233,338	1,200,196
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 7

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
GS Mortgage-Backed Securities Trust Series 2020-NQM1 Class A1144A±±	1.38%	9-27-2060	$1,113,200	$1,012,000
GSMPS Mortgage Loan Trust Series 1998-1 Class A144A±±	8.00	9-19-2027	23,261	21,770
HPLY Trust Series 2019-HIT Class A (1 Month LIBOR +1.00%)144A±	6.11	11-15-2036	3,728,874	3,681,822
Imperial Fund Mortgage Trust Series 2020-NQM1 Class A1144A±±	1.38	10-25-2055	2,469,523	2,186,948
Imperial Fund Mortgage Trust Series 2021-NQM1 Class A1144A±±	1.07	6-25-2056	2,055,307	1,735,044
Imperial Fund Mortgage Trust Series 2021-NQM3 Class A1144A±±	1.60	11-25-2056	6,481,129	5,428,180
Imperial Fund Mortgage Trust Series 2022-NQM3 Class A1144A	4.38	5-25-2067	13,732,036	13,115,838
JP Morgan Chase Commercial Mortgage Securities Trust Series 2019-MFP Class A (1 Month LIBOR +0.96%)144A±	6.07	7-15-2036	1,540,578	1,528,931
JP Morgan Chase Commercial Mortgage Securities Trust Series 2018-PHH Class A (1 Month LIBOR +1.21%)144A±	6.32	6-15-2035	3,571,081	3,310,971
JP Morgan Mortgage Trust Series 2019-7 Class B2A144A±±	3.01	2-25-2050	2,288,002	1,861,462
Legacy Mortgage Asset Trust Series 2020-RPL1 Class A1144A±±	3.00	9-25-2059	7,634,764	7,097,936
MASTR Adjustable Rate Mortgages Trust Series 2002-3 Class 4A1±±	4.71	10-25-2032	1,471	1,398
Med Trust Series 2021-MDLN Class A (1 Month LIBOR +0.95%)144A±	6.06	11-15-2038	7,961,789	7,716,617
MFA Trust Series 2020-NQM3 Class A1144A±±	1.01	1-26-2065	1,101,510	988,565
MFA Trust Series 2020-NQM1 Class A1144A±±	1.48	3-25-2065	1,128,161	1,031,109
MFA Trust Series 2021-NQM1 Class A1144A±±	1.15	4-25-2065	3,738,780	3,275,981
Mill City Mortgage Loan Trust Series 2017-2 Class A1144A±±	2.75	7-25-2059	338,809	334,628
Mill City Mortgage Loan Trust Series 2018-2 Class A1144A±±	3.50	5-25-2058	672,477	654,457
New Residential Mortgage Loan Trust Series 2021-INV1 Class A6144A±±	2.50	6-25-2051	5,500,725	4,789,618
NewRez Warehouse Securitization Trust Series 2021-1 Class A (1 Month LIBOR +0.75%)144A±	5.89	5-25-2055	8,666,667	8,589,166
OBX Trust Series 2021-NQM3 Class A1144A±±	1.05	7-25-2061	4,380,706	3,344,639
OBX Trust Series 2020-EXP1 Class 1A8144A±±	3.50	2-25-2060	676,027	600,568
Oceanview Trust Series 2021-1 Class A144A	1.22	12-29-2051	1,998,877	1,930,559
OPG Trust Series 2021-PORT Class A (1 Month LIBOR +0.48%)144A±	5.59	10-15-2036	16,646,066	16,018,373
Ready Capital Mortgage Trust Series 2019-5 Class A144A	3.78	2-25-2052	289,858	286,279
Residential Mortgage Loan Trust Series 2021-1R Class A1144A±±	0.86	1-25-2065	2,750,241	2,479,410
Residential Mortgage Loan Trust Series 2019-2 Class A1144A±±	2.91	5-25-2059	234,426	229,627
SPGN Mortgage Trust Series 2022-TFLM Class A (U.S. SOFR 1 Month +1.55%)144A±	6.61	2-15-2039	20,000,000	18,980,556
Starwood Mortgage Residential Trust Series 2020-1 Class A3144A±±	2.56	2-25-2050	3,021,622	2,860,749
Starwood Mortgage Residential Trust Series 2021-2 Class A1144A±±	0.94	5-25-2065	2,571,292	2,282,915
Towd Point Mortgage Trust Series 2017-4 Class A1144A±±	2.75	6-25-2057	859,473	812,760
Towd Point Mortgage Trust Series 2017-1 Class A1144A±±	2.75	10-25-2056	379,278	372,945
Towd Point Mortgage Trust Series 2017-6 Class A1144A±±	2.75	10-25-2057	882,756	838,777
Towd Point Mortgage Trust Series 2018-3 Class A1144A±±	3.75	5-25-2058	3,298,790	3,142,295
Towd Point Mortgage Trust Series 2018-2 Class A1144A±±	3.25	3-25-2058	1,556,470	1,488,100
TRK Trust Series 2021-INV2 Class A1144A±±	1.97	11-25-2056	12,472,593	10,385,011
UBS Commercial Mortgage Trust Series 2018-NYCH Class A (1 Month LIBOR +0.85%)144A±	5.96	2-15-2032	3,574,342	3,509,481
See accompanying notes to portfolio of investments
8 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Non-agency mortgage-backed securities (continued)
Verus Securitization Trust Series 2019-INV3 Class A1144A±±	2.69%	11-25-2059	$1,120,872	$1,075,366
Verus Securitization Trust Series 2020-2 Class A1144A±±	2.23	5-25-2060	164,526	158,287
Verus Securitization Trust Series 2021-R3 Class A1144A±±	1.02	4-25-2064	3,375,163	2,988,644
Verus Securitization Trust Series 2021-2 Class A1144A±±	1.03	2-25-2066	1,921,038	1,640,546
Verus Securitization Trust Series 2021-1 Class A2144A±±	1.05	1-25-2066	3,351,698	2,837,221
Verus Securitization Trust Series 2020-INV1 Class A1144A±±	1.98	3-25-2060	316,387	306,610
Wilshire Funding Corp. Series 1996-3 Class M2±±	7.54	8-25-2032	78,194	79,193
Wilshire Funding Corp. Series 1996-3 Class M3±±	7.54	8-25-2032	42,884	42,032
Wilshire Funding Corp. Series 1998-WFC2 Class M1 (12 Month Treasury Average +2.00%)±	5.14	12-28-2037	68,742	67,864
Total non-agency mortgage-backed securities (Cost $228,376,668)				207,620,388
U.S. Treasury securities: 2.65%
U.S. Treasury Notes	3.88	4-30-2025	16,620,000	16,438,868
U.S. Treasury Notes	4.63	2-28-2025	14,800,000	14,808,672
U.S. Treasury Notes	4.63	3-15-2026	9,380,000	9,513,372
Total U.S. Treasury securities (Cost $41,120,930)				40,760,912
Yankee corporate bonds and notes: 12.16%
Consumer, cyclical: 0.29%
Auto manufacturers: 0.29%
Nissan Motor Co. Ltd.144A	3.04	9-15-2023	4,500,000	4,454,853
Consumer, non-cyclical: 0.46%
Pharmaceuticals: 0.46%
Pfizer Investment Enterprises Pte. Ltd.	4.65	5-19-2025	7,000,000	6,983,595
Energy: 0.31%
Oil & gas: 0.31%
Harvest Operations Corp.144A	1.00	4-26-2024	5,000,000	4,798,550
Financial: 10.15%
Banks: 8.25%
Banco Bilbao Vizcaya Argentaria SA	0.88	9-18-2023	5,000,000	4,920,148
Banco Santander SA	3.89	5-24-2024	10,000,000	9,808,428
Banque Federative du Credit Mutuel SA144A	4.94	1-26-2026	5,000,000	4,962,356
Barclays PLC (1 Year Treasury Constant Maturity +0.80%)±	1.01	12-10-2024	5,135,000	4,975,511
Credit Suisse AG	3.63	9-9-2024	4,000,000	3,828,160
Danske Bank AS (1 Year Treasury Constant Maturity +1.45%)144A±	3.77	3-28-2025	16,850,000	16,454,212
Deutsche Bank AG (U.S. SOFR +2.16%)±	2.22	9-18-2024	3,500,000	3,432,569
Federation des Caisses Desjardins du Quebec144A	4.40	8-23-2025	12,000,000	11,685,437
HSBC Holdings PLC (U.S. SOFR +0.58%)±	1.16	11-22-2024	10,000,000	9,754,492
HSBC Holdings PLC (3 Month LIBOR +1.21%)±	3.80	3-11-2025	10,000,000	9,813,193
ING Groep NV (U.S. SOFR +1.64%)±	3.87	3-28-2026	4,000,000	3,858,782
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity +0.68%)±	0.85	9-15-2024	4,000,000	3,937,759
Mitsubishi UFJ Financial Group, Inc. (1 Year Treasury Constant Maturity +1.08%)±	5.72	2-20-2026	5,000,000	4,996,578
Mizuho Financial Group, Inc. (U.S. SOFR +0.87%)±	0.85	9-8-2024	6,990,000	6,887,844
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 9

Portfolio of investments—May 31, 2023 (unaudited)

	Interest rate	Maturity date	Principal	Value
Banks (continued)
Mizuho Financial Group, Inc. (U.S. SOFR +1.25%)±	1.24%	7-10-2024	$2,420,000	$2,407,630
Sumitomo Mitsui Financial Group, Inc.	5.46	1-13-2026	10,000,000	10,038,714
Toronto-Dominion Bank	5.10	1-9-2026	5,000,000	4,996,220
Toronto-Dominion Bank (U.S. SOFR +0.45%)±	5.43	9-28-2023	3,000,000	3,000,486
UBS AG144A	0.38	6-1-2023	7,000,000	7,000,000
				126,758,519
Diversified financial services: 0.64%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust	1.15	10-29-2023	10,000,000	9,804,490
Savings & loans: 1.26%
Nationwide Building Society144A	0.55	1-22-2024	20,000,000	19,349,009
Technology: 0.95%
Semiconductors: 0.95%
Renesas Electronics Corp.144A	1.54	11-26-2024	15,670,000	14,630,351
Total yankee corporate bonds and notes (Cost $190,918,827)				186,779,367

Short-term investments: 11.17%
Commercial paper: 0.64%
Brookfield Infrastructure Holdings Canada, Inc.	6.36	8-15-2023	10,000,000	9,881,250

	Yield	Shares
Investment companies: 6.01%
Allspring Government Money Market Fund Select Class♠∞	5.01	92,235,075	92,235,075

				Principal
U.S. Treasury securities: 4.52%
U.S. Treasury Bills☼		4.94	7-5-2023	$32,000,000	31,853,724
U.S. Treasury Bills☼		4.97	9-7-2023	22,000,000	21,697,701
U.S. Treasury Bills☼		5.71	8-8-2023	16,000,000	15,849,909
					69,401,334
Total short-term investments (Cost $171,524,031)					171,517,659
Total investments in securities (Cost $1,574,435,536)	98.89%				1,519,035,358
Other assets and liabilities, net	1.11				17,093,357
Total net assets	100.00%				$1,536,128,715

±	Variable rate investment. The rate shown is the rate in effect at period end.
±±
The coupon of the security is adjusted based on the principal and/or interest payments received from the underlying pool of mortgages as well as the credit quality and the actual prepayment speed of the underlying mortgages. The rate shown is the rate in effect at period end.

144A	The security may be resold in transactions exempt from registration, normally to qualified institutional buyers, pursuant to Rule 144A under the Securities Act of 1933.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.
☼	Zero coupon security. The rate represents the current yield to maturity.
See accompanying notes to portfolio of investments
10 | Allspring Ultra Short-Term Income Fund

Portfolio of investments—May 31, 2023 (unaudited)

Abbreviations:
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
LIBOR	London Interbank Offered Rate
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$90,308,312	$874,821,745	$(872,894,982)	$0	$0	$92,235,075	92,235,075	$2,499,046
Investments in affiliates no longer held at end of period
Securities Lending Cash Investments LLC	0	96,427,620	(96,427,958)	338	0	0	0	72,497 [1]
				$338	$0	$92,235,075		$2,571,543

[1]	Amount shown represents income before fees and rebates.
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
5-Year U.S. Treasury Notes	123	9-29-2023	$13,431,213	$13,416,610	$0	$(14,603)
Short
10-Year U.S. Treasury Notes	(328)	9-20-2023	(37,465,755)	(37,545,750)	0	(79,995)
2-Year U.S. Treasury Notes	(683)	9-29-2023	(140,760,609)	(140,580,610)	179,999	0
					$179,999	$(94,598)
See accompanying notes to portfolio of investments
Allspring Ultra Short-Term Income Fund | 11

Notes to portfolio of investments—May 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring FundsManagement, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Securities lending
During the period, the Fund participated in a program to lend its securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. When securities were on loan, the Fund received interest or dividends on those securities. Cash collateral received in connection with its securities lending transactions was invested in Securities Lending Cash Investments, LLC (the “Securities Lending Fund”), an affiliated non-registered investment company. Interests in the non-registered investment company that were redeemable at net asset value were fair valued normally at net asset value. Effective at the close of business on March 29, 2023, the Fund is no longer participating in the securities lending program and the Securities Lending Fund was liquidated. Securities Lending Fund was managed by Allspring Funds Management and was subadvised by Allspring Global Investments, LLC, an affiliate of Allspring Funds Management and wholly owned subsidiary of Allspring Global Investments Holdings, LLC.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and is subject to interest rate risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
12 | Allspring Ultra Short-Term Income Fund

Notes to portfolio of investments—May 31, 2023 (unaudited)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of May 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$17,828,892	$0	$17,828,892
Asset-backed securities	0	407,329,840	0	407,329,840
Corporate bonds and notes	0	447,360,690	0	447,360,690
Investment companies	37,937,956	0	0	37,937,956
Municipal obligations	0	1,899,654	0	1,899,654
Non-agency mortgage-backed securities	0	207,620,388	0	207,620,388
U.S. Treasury securities	40,760,912	0	0	40,760,912
Yankee corporate bonds and notes	0	186,779,367	0	186,779,367
Short-term investments
Commercial paper	0	9,881,250	0	9,881,250
Investment companies	92,235,075	0	0	92,235,075
U.S. Treasury securities	69,401,334	0	0	69,401,334
	240,335,277	1,278,700,081	0	1,519,035,358
Futures contracts	179,999	0	0	179,999
Total assets	$240,515,276	$1,278,700,081	$0	$1,519,215,357

Liabilities
Futures contracts	$94,598	$0	$0	$94,598
Total liabilities	$94,598	$0	$0	$94,598
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of May 31, 2023, $2,919,000 was segregated as cash collateral for these open futures contracts.
For the nine months ended May 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Ultra Short-Term Income Fund | 13